Note 11 - Other Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
11—OTHER
ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2018	2017
Retirement indemnities	2,287	2,076
Provision for warranty costs	547	449
Accruals for payroll and associated taxes	680	611
Conditional government advances	1,039	1,039
Value added tax payable	327	125
Advances received from customers	115	108
Provision for Asset Retirement Obligation (Japan)	118	100
Provision for employee termination indemnities (Italy)	369	349
Provision for employee termination indemnities (Korea)	30	–
Others	411	360
Total	5,923	5,217
Less non-current portion	(3,800)	(3,681)
Current portion	2,122	1,536

We receive government conditional advances and grants for advanced research programs we conduct alone or in connection with other unrelated entities (mainly HECAM project) which are provided for and managed by French state-owned entities, and specifically “Banque Publique d’Investissement” (“Bpifrance”). We, alone or with other unrelated entities, enter into multi-year contractual arrangements for the financing of specific research programs. These arrangements consist of both grants and conditional advances which are paid in fixed instalments at predetermined contractual dates, subject generally to milestones based on progress of the research and documentation. Grants received are non-refundable. Conditional advances received are subject to a fixed
1.44%
interest rate. If and when the research program is considered a commercial success, contractual repayment is required. In addition, if we decide to stop the research program, the conditional advance may
be repayable. Grants that relate to expenses we incur for this research program are recognized in the line item “Research and Development Expenses” in the period in which the expenses subject to the grants have been incurred (see Note
20
).

Conditional advances as of
December 31, 2018,
mature as follows, should the underlying Research Program advance as per contract:

2019	–
2020	–
2021	–
2022	203
2023 and thereafter	836
Total	1,039

Changes in the provision for warranty costs are as follows:

	December 31,
	2018	2017
Beginning of year	449	548
Amount used during the year	(335)	(415)
New warranty expenses	433	316
End of year	547	449
Less current portion	(356)	(265)
Long term portion	191	184